Equity (Details) - Schedule of share options and the weighted averages of their exercise prices - ₪ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share Options and the Weighted Averages of Their Exercise Prices [Abstract]
Number of options, Outstanding at the beginning of year	1,674,950	348,182	213,820
Weighted average of exercise price per 1 ordinary share, Outstanding at the beginning of year	₪ 7.02	₪ 13.6	₪ 17.6
Number of options, Granted		1,370,000	152,500
Weighted average of exercise price per 1 ordinary share, Granted		₪ 5.81	₪ 11.1
Number of options, Forfeited	(1,100)	(42,778)	(17,723)
Weighted average of exercise price per 1 ordinary share, Forfeited	₪ 32.4	₪ 17.23	₪ 17.25
Number of options, Expired		(454)	(415)
Weighted average of exercise price per 1 ordinary share, Expired		₪ 410	₪ 1,074
Number of options, Outstanding at year end	1,673,850	1,674,950	348,182
Weighted average of exercise price per 1 ordinary share, Outstanding at year end	₪ 7	₪ 7.02	₪ 13.6
Number of options, Exercisable at year end	1,039,579	530,054	143,311
Weighted average of exercise price per 1 ordinary share, Exercisable at year end	₪ 7.57	₪ 8.78	₪ 16.05